Note 5 - Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, gross	$ 661,918	$ 661,918	$ 674,596
Accumulated depreciation and amortization	(652,306)	(651,312)	(663,246)
Property and equipment, net	9,612	10,606	11,350
Laboratory Equipment [Member]
Property and equipment, gross	534,577	534,577	530,306
Leasehold Improvements [Member]
Property and equipment, gross	115,605	115,605	115,605
Other Furniture Fixtures And Equipment [Member]
Property and equipment, gross	$ 11,736	$ 11,736	$ 28,685